PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited)

Voya Credit Income Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SENIOR LOANS
*
: 60 .8%
Auto Components : 0 .4%
224,297  Holley Purchaser,
Inc., Initial Term
Loan, 8.186%,
(TSFR1M+3.864%),
11/17/2028 $ 210,465
0 .2
226,738  RC Buyer Inc., First
Lien Initial Term
Loan, 7.941%,
(TSFR1M+3.614%),
07/28/2028 222,090
0 .2
432,555
0 .4
Basic Materials : 1 .3%
244,388  A-Ap Buyer, Inc., Initial
Term Loan, 7.072%,
(TSFR1M+2.750%),
09/09/2031 244,693
0 .3
180,823  Ineos Quattro Holdings
UK Limited, 2031
Tranche B Dollar
Term Loan, 8.577%,
(TSFR1M+4.250%),
10/01/2031 162,289
0 .2
290,000  Paint Intermediate III
LLC, Paint Intermediate/
Wesco Group Cov-
Lite Tlb, 7.299%,
(TSFR3M+3.000%),
10/09/2031 290,483
0 .3
330,044  Sparta US HoldCo
LLC, Initial Term
Loan, 7.323%,
(TSFR1M+3.000%),
08/02/2030 327,843
0 .3
22,885
(1)(2)
USALCO LLC,
Delayed Draw
Term Commitment,
09/30/2031 22,999
0.0
221,560  USALCO LLC, Initial
Term Loans, 8.299%,
(TSFR3M+4.000%),
09/30/2031 222,668
0 .2
1,270,975
1 .3
Building & Development : 0 .3%
223,930  Cornerstone Building
Brands Inc., New
Term Loan B, 7.679%,
(TSFR1M+3.250%),
04/12/2028 198,388
0 .2
106,579  LBM Acquisition
LLC, First Lien Initial
Term Loan, 8.177%,
(TSFR1M+3.850%),
12/17/2027 102,760
0 .1
301,148
0 .3
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Business Equipment & Services : 0 .4%
428,893  Ensono LP, First
Lien Initial Term
Loan, 8.436%,
(TSFR1M+4.114%),
05/26/2028 $ 428,581
0 .4
Chemicals & Plastics : 0 .2%
247,625  Geon Performance
Solutions LLC,
2024 Refinancing
Term Loan, 8.811%,
(TSFR3M+4.512%),
08/18/2028 240,815
0 .2
Commodities : 0 .1%
73,212  Foundation Building
Materials Inc., Initial
Term Loan (First
Lien), 7.691%,
(TSFR1M+3.364%),
01/31/2028 71,245
0 .1
Communications : 3 .4%
408,828  Arches Buyer Inc.,
Refinancing Term
Loan, 7.677%,
(TSFR1M+3.350%),
12/06/2027 403,061
0 .4
414,012  Cengage Learning
Inc., 2024 Refinancing
Term Loans, 7.825%,
(TSFR1M+3.500%),
03/22/2031 415,047
0 .4
302,713  Crown Subsea
Communications
Holding Inc., 2024
Term Loan, 8.324%,
(TSFR3M+4.000%),
01/30/2031 304,352
0 .3
175,000  Getty Images Inc.,
Dollar Fixed Rate Term
B-1 Loans, 11.250%,
02/21/2030 174,562
0 .2
149,625  GoodRX Inc., 2024
Term Loan, 8.077%,
(TSFR1M+3.750%),
07/10/2029 149,999
0 .1
50,000
(2)
Level 3 Financing
Inc., Term B-3 Loans,
03/27/2032 50,394
0 .1
278,602  Magnite Inc.,
Amendment 2 Initial
Term Loan, 7.322%,
(TSFR1M+3.000%),
02/06/2031 278,776
0 .3

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Communications: (continued)
436,147  McGraw-Hill
Education Inc., Term
Loan B, 7.577%,
(TSFR1M+3.250%),
08/06/2031 $ 437,919
0 .4
297,489  MH Sub I LLC, 2023
May New Term
Loans, 8.572%,
(TSFR1M+4.250%),
05/03/2028 286,599
0 .3
646,796  Proofpoint Inc.,
2024 Refinancing
Term Loan, 7.327%,
(TSFR1M+3.000%),
08/31/2028 647,554
0 .6
328,799  TripAdvisor Inc., Initial
Term B Loan, 7.049%,
(TSFR3M+2.750%),
07/08/2031 322,223
0 .3
3,470,486
3 .4
Consumer, Cyclical : 8 .5%
301,201  Alterra Mountain
Company, Series B-7
Term Loan, 7.322%,
(TSFR1M+3.000%),
05/31/2030 302,707
0 .3
70,629  American Airlines
Inc., Repriced Term
Loan, 6.522%,
(TSFR3M+2.250%),
04/20/2028 70,002
0 .1
338,531  American Greetings
Corporation, Tranche C
Term Loan, 10.077%,
(TSFR1M+5.750%),
10/30/2029 339,519
0 .3
268,125  Aramark Services
Inc., Us Term B-8
Loan, 6.327%,
(TSFR1M+2.000%),
06/22/2030 269,466
0 .3
314,379  Cinemark USA Inc.,
Term Loan B, 7.049%,
(TSFR3M+2.750%),
05/24/2030 315,165
0 .3
147,367  City Football Group
Limited, Tl, 8.041%,
(TSFR3M+3.762%),
07/21/2030 146,262
0 .1
430,000  Clarios Global LP,
Amendment No 6 Dollar
Term Loan, 7.077%,
(TSFR1M+2.750%),
01/28/2032 429,261
0 .4
137,804  ClubCorp Holdings Inc,
Term Loan, 9.561%,
(TSFR3M+5.262%),
09/18/2026 138,235
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Cyclical: (continued)
368,575  Crown Finance US
Inc., Initial Term
Loans, 9.579%,
(TSFR1M+5.250%),
12/02/2031 $ 369,381
0 .4
181,104  Dealer Tire LLC, Term
Loan B5, 7.327%,
(TSFR1M+3.000%),
07/02/2031 178,613
0 .2
150,000  DK Crown Holdings
Inc., Term B
Loans, 6.079%,
(TSFR1M+1.750%),
03/04/2032 149,469
0 .1
220,000  EOC Borrower LLC,
Term B Loans, 7.327%,
(TSFR1M+3.000%),
03/24/2032 219,954
0 .2
345,000  Flynn Restaurant
Group LP, Series 2025
Term Loans, 8.072%,
(TSFR1M+3.750%),
01/28/2032 342,790
0 .3
316,137  Foundation Building
Materials Inc, 2025
Incremental Term
Loan, 9.548%,
(TSFR2M+5.250%),
01/29/2031 297,761
0 .3
100,000
(2)
Gategroup US Finance
Inc.,
05/28/2032 100,281
0 .1
303,483  Golden State Foods
LLC, Initial Term
Loans, 8.592%,
(TSFR1M+4.250%),
12/04/2031 305,759
0 .3
470,135  Great Outdoors
Group LLC, Term
B-3 Loan, 7.577%,
(TSFR1M+3.250%),
01/23/2032 466,683
0 .5
220,000  Hanesbrands Inc.,
Term Loan B, 7.077%,
(TSFR1M+2.750%),
03/07/2032 219,175
0 .2
520,314  Harbor Freight Tools
USA Inc., Initial
Term Loan, 6.577%,
(TSFR1M+2.250%),
06/11/2031 503,729
0 .5
179,550  Highline AfterMarket
Acquisition LLC, 2025-1
Term Loan, 7.827%,
(TSFR1M+3.500%),
02/13/2030 179,213
0 .2
279,300  Hunter Douglas Holding
BV, Tranche B-1
Term Loan, 7.549%,
(TSFR3M+3.250%),
01/20/2032 275,983
0 .3

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Cyclical: (continued)
205,000  J&J Ventures Gaming
LLC, 2025 Term
Loans, 7.827%,
(TSFR1M+3.500%),
04/26/2030 $ 201,541
0 .2
333,325  Lc Ahab Us Bidco
LLC, Initial Term
Loan, 7.327%,
(TSFR1M+3.000%),
05/01/2031 328,325
0 .3
194,513  Life Time Inc. (f/k/a
Life Time Fitness
Inc.), 2024 New
Term Loan, 6.785%,
(TSFR3M+2.500%),
11/05/2031 194,634
0 .2
205,438  LS Group OPCO
Acquisition LLC, Term
Loan B, 6.827%,
(TSFR1M+2.500%),
04/23/2031 204,283
0 .2
269,325  Peer Holding III
BV, Term Loan
B5b, 6.799%,
(TSFR3M+2.500%),
07/01/2031 270,377
0 .3
150,000  QXO Building Products
Inc (f/k/a Beacon
Roofing Supply Inc.),
Term B Loan, 7.280%,
(TSFR2M+3.000%),
04/30/2032 150,844
0 .2
328,325  Scientific Games
Holdings LP, 2024 State
Refinancing Dollar
Term Loan, 7.285%,
(TSFR3M+3.000%),
04/04/2029 326,855
0 .3
124,688
(2)
Showtime Acquisition
LLC, Initial Term Loan,
08/13/2031 125,311
0 .1
179,550  SRAM LLC, Initial
Term Loan, 6.579%,
(TSFR1M+2.250%),
02/27/2032 178,652
0 .2
150,000  Tecta America Corp,
Closing Date Term
Loan, 7.327%,
(TSFR1M+3.000%),
02/18/2032 150,394
0 .2
248,235  TGP Holdings III LLC,
First Lien Closing Date
Term Loan, 7.677%,
(TSFR1M+3.350%),
06/29/2028 221,302
0 .2
298,093  Weber Stephen
Products LLC, Initial
Term B Loan, 7.691%,
(TSFR1M+3.364%),
10/30/2027 295,919
0 .3
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Cyclical: (continued)
307,595  White Cap Buyer
LLC, Tranche C
Term Loan, 7.577%,
(TSFR1M+3.250%),
10/19/2029 $ 305,079
0 .3
8,572,924
8 .5
Consumer, Non-cyclical : 10 .4%
348,196  ADMI Corp,
Amendment No 5
Term Loan, 8.191%,
(TSFR1M+3.864%),
12/23/2027 334,848
0 .3
390,190  ADMI Corp, Incremental
Term Loan, 7.816%,
(TSFR1M+3.489%),
12/23/2027 371,006
0 .4
265,335  Albion Financing
3 SARL, 2025
Amended USD
Term Loan, 7.321%,
(TSFR3M+3.000%),
08/16/2029 266,330
0 .3
397,005  Auris Luxembourg
III SARL, Facility
B6 Loan, 8.050%,
(TSFR3M+3.750%),
02/28/2029 398,990
0 .4
243,655  Bausch & Lomb
Corporation, Initial
Term Loan, 7.679%,
(TSFR1M+3.350%),
05/10/2027 243,236
0 .2
505,898  Belfor Holdings Inc.,
Tranche B3, 7.327%,
(TSFR1M+3.000%),
11/01/2030 508,428
0 .5
223,284  Bella Holding Company
LLC, Tl, 7.327%,
(TSFR1M+3.000%),
05/10/2028 223,720
0 .2
310,000
(2)
Camelot US Acquisition
I Co., Incremental Tlb,
01/31/2031 309,613
0 .3
362,256  CHG Healthcare
Services Inc.,
Amendment No. 5
Refinancing Term
Loan, 7.333%,
(TSFR3M+3.000%),
09/29/2028 363,472
0 .4
603,419  Cotiviti Inc., Initial
Floating Rate Term
Loans, 7.074%,
(TSFR1M+2.750%),
08/27/2025 601,910
0 .6

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Non-cyclical: (continued)
485,000  Electron Bidco
Inc., Initial Term
Loan, 7.077%,
(TSFR1M+2.750%),
11/01/2028 $ 486,288
0 .5
282,866  Fiesta Purchaser,
Inc., Term Loan B
(2024), 7.577%,
(TSFR1M+3.250%),
02/12/2031 283,220
0 .3
344,767  Fugue Finance
LLC, Eleventh
Amendment Dollar
Term Loan, 7.583%,
(TSFR3M+3.250%),
01/09/2032 346,146
0 .4
333,833  Global Medical
Response Inc.,
2024 Extended
Term Loan, 9.079%,
(TSFR3M+4.750%),
10/02/2028 334,793
0 .3
8,696
(1)(2)
Grant Thornton Advisors
LLC, 2025 Incremental
Ddtl Commitment,
05/30/2031 8,668
0.0
225,352  Grant Thornton Advisors
LLC, 2025 Incremental
Term Loan, 7.077%,
(TSFR1M+2.750%),
05/30/2031 224,648
0 .2
41,635
(1)
Hanger Inc.,
Delayed Draw Term
Loan, 7.827%,
(TSFR1M+3.500%),
10/23/2031 41,604
0.0
323,365  Hanger Inc., Initial
Term Loan, 7.827%,
(TSFR1M+3.500%),
10/23/2031 323,122
0 .3
366,300  HomeServe USA
Holding Corp.,
Amendment No.1
Refinancing Term
Loan, 6.573%,
(TSFR1M+2.250%),
10/21/2030 365,899
0 .4
397,499  IVC Acquisition Ltd.,
Incremental Term
Loan B12, 8.049%,
(TSFR3M+3.750%),
12/12/2028 399,901
0 .4
312,554  Kuehg Corp., Term
Loan, 7.549%,
(TSFR3M+3.250%),
06/12/2030 314,039
0 .3
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Non-cyclical: (continued)
447,469  Latham Pool Products
Inc., Initial Term
Loans, 8.427%,
(TSFR1M+4.100%),
02/23/2029 $ 436,841
0 .4
243,777  LifePoint Health Inc.,
Term Loan B2, 7.817%,
(TSFR3M+3.500%),
05/19/2031 240,441
0 .2
148,353  Neptune Bidco Us Inc.,
Term B Loans, 9.330%,
(TSFR3M+5.100%),
04/11/2029 138,895
0 .1
28,050
(1)(2)
Raven Acquisition
Holdings, LLC, 2024
Delayed Draw Term
Loan Commitment,
11/19/2031 28,022
0.0
377,108  Raven Acquisition
Holdings, LLC, Initial
Term Loans, 7.577%,
(TSFR1M+3.250%),
11/19/2031 376,738
0 .4
239,419  RXB Holdings Inc.,
First Lien Initial
Term Loan, 8.941%,
(TSFR1M+4.614%),
12/20/2027 238,671
0 .2
189,051  Sigma Bidco BV,
Facility B12, 8.061%,
(SOFRRATE+3.750%),
01/03/2028 188,854
0 .2
397,626  Sotera Health Holdings
LLC, 2024 Refinancing
Term Loans, 7.549%,
(TSFR3M+3.250%),
05/30/2031 398,869
0 .4
400,000  Southern Veterinary
Partners LLC,
2024-3 New Term
Loans, 7.527%,
(TSFR3M+3.250%),
12/04/2031 400,781
0 .4
281,243  Spring Education
Group Inc., Initial
Term Loans, 8.299%,
(TSFR3M+4.000%),
10/04/2030 282,895
0 .3
11,739
(1)
US Fertility
Enterprises LLC,
Initial Delayed Draw
Term Loan, 8.780%,
(TSFR3M+4.500%),
10/10/2031 11,768
0.0
257,615  US Fertility
Enterprises LLC,
Term Loan B, 8.785%,
(TSFR6M+4.500%),
10/10/2031 258,259
0 .3

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Non-cyclical: (continued)
100,000
(2)
Valvoline Inc., Term
Loan B,
03/19/2032 $ 100,275
0 .1
239,400  Viant Medical
Holdings Inc., Term
Loan B, 8.327%,
(TSFR1M+4.000%),
10/29/2031 238,390
0 .2
271,192  Wand NewCo 3
Inc., Tranche B-2
Term Loan, 6.827%,
(TSFR1M+2.500%),
01/30/2031 269,086
0 .3
185,000  WCG Intermediate
Corp, Term
Loan B, 7.327%,
(TSFR1M+3.000%),
02/25/2032 183,237
0 .2
10,541,903
10 .4
Containers & Glass Products : 0 .5%
379,831  Clydesdale Acquisition
Holdings, Inc., Term
B Loan, 7.502%,
(TSFR1M+3.175%),
04/13/2029 378,813
0 .4
118,355  Plaze Inc., 2021-1
Term Loan, 8.191%,
(TSFR1M+3.864%),
08/03/2026 114,508
0 .1
493,321
0 .5
Diversified : 0 .5%
460,350  First Eagle Holdings
Inc., Tranche B-2
Term Loans, 7.299%,
(TSFR3M+3.000%),
03/05/2029 460,925
0 .5
Electronics/Electrical : 0 .7%
174,468  Chariot Buyer
LLC, Initial Term
Loan, 7.677%,
(TSFR1M+3.250%),
11/03/2028 174,018
0 .2
292,451  DG Investment
Intermediate Holdings
2 Inc., First Lien
Closing Date Initial
Term Loan, 7.941%,
(TSFR1M+3.614%),
03/31/2028 293,639
0 .3
200,000  DG Investment
Intermediate Holdings 2
Inc., Second Lien Initial
Term Loan, 11.191%,
(TSFR1M+6.864%),
03/30/2029 199,250
0 .2
666,907
0 .7
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Energy : 2 .8%
307,055  Brazos Delaware II
LLC, 2025 Refinancing
Term Loan, 7.342%,
(TSFR1M+3.000%),
02/11/2030 $ 306,415
0 .3
330,000  Emg Utica Midstream
Holdings, LLC, Initial
Term Loan, 8.299%,
(TSFR3M+4.000%),
04/01/2030 328,350
0 .3
169,575  Epic Crude Services
LP, Term Loan, 7.256%,
(TSFR3M+3.000%),
10/15/2031 170,123
0 .2
320,450  Goodnight Water
Solutions Holdings,
LLC, Initial Term
Loans, 8.827%,
(TSFR1M+4.500%),
06/04/2029 314,041
0 .3
240,000  Hilcorp Energy I LP,
Term Loan B, 6.333%,
(TSFR1M+2.000%),
02/05/2030 240,000
0 .2
150,000  M6 Etx Holdings Ii
Midco LLC, Initial
Term Loan, 7.327%,
(TSFR1M+3.000%),
04/01/2032 150,581
0 .2
205,000  MRC Global (US) Inc.,
Term Loan, 7.828%,
(TSFR1M+3.500%),
10/29/2031 204,487
0 .2
170,000  Pasadena Performance
Products LLC, Term
B Loan, 7.752%,
(TSFR3M+3.500%),
02/27/2032 170,319
0 .2
299,250  Rockpoint Gas Storage
Partners LP, Term
Loan B, 7.299%,
(TSFR3M+3.000%),
09/18/2031 299,671
0 .3
293,525  WaterBridge Midstream
Operating LLC, Term
Loan B, 9.053%,
(TSFR3M+4.750%),
06/27/2029 283,618
0 .3
350,000
(2)
Whitewater Matterhorn
Holdings, LLC, Term
Loan B,
05/07/2032 350,000
0 .3
2,817,605
2 .8
Financial : 7 .8%
149,251  AAL Delaware Holdco
Inc., Amendment No.
1 Term Loan, 7.072%,
(TSFR1M+2.750%),
07/30/2031 149,624
0 .1

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Financial: (continued)
400,000
(2)
Alera (BSL), 2025 1St
Lien Tlb,
05/15/2032 $ 400,643
0 .4
90,000
(2)
Alera Group, Inc., Term
Loan (Second Lien),
05/15/2033 90,956
0 .1
583,303  Alliant Holdings
Intermediate LLC, New
Term Loan B6, 7.075%,
(TSFR1M+2.750%),
09/19/2031 581,414
0 .6
407,000  Ardonagh Group Finco
Pty Ltd, 2025 Facility
B Term Loan, 7.030%,
(TSFR6M+2.750%),
02/18/2031 403,439
0 .4
149,250  Aretec Group Inc., Term
B-3 Loan, 7.822%,
(TSFR1M+3.500%),
08/09/2030 149,203
0 .1
369,022  Ascensus Group
Holdings Inc. (f/k/a
Mercury Borrower
Inc.), 2024 Term
Loan B, 7.327%,
(TSFR1M+3.000%),
08/02/2028 368,445
0 .4
766,630  AssuredPartners
Inc., 2024 Term
Loan, 7.827%,
(TSFR1M+3.500%),
02/14/2031 768,636
0 .8
390,000
(2)
Brookfield Properties
Retail Holding
LLC, Term Loan B,
05/16/2030 387,563
0 .4
10,329
(1)
Chrysaor Bidco
S.A R.L., Delayed
Draw Term Loan
(Usd), 8.830%,
(TSFR1M+3.500%),
10/30/2031 10,396
0.0
139,320  Chrysaor Bidco
S.A R.L., Facility
B (USD), 7.742%,
(TSFR3M+3.500%),
10/30/2031 140,220
0 .1
435,000  Cpi Holdco B, LLC,
First Amendment
Incremental Term
Loan, 6.577%,
(TSFR1M+2.250%),
05/19/2031 435,136
0 .4
267,438  Cushman &Amp;
Wakefield U.S.
Borrower, Llc., 2024 - 3
Term Loan, 7.577%,
(TSFR1M+3.250%),
01/31/2030 269,109
0 .3
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Financial: (continued)
175,000  Dechra
Pharmaceuticals
Holdings Limited
(f/k/a Freya Bidco
Limited), Facility
B1 Loan, 7.513%,
(TSFR6M+3.250%),
01/27/2032 $ 174,125
0 .2
125,000  Edelman Financial
Engines Center LLC
(The), 2024 Refinancing
Term Loans, 9.577%,
(TSFR1M+5.250%),
10/06/2028 124,948
0 .1
434,661  Edelman Financial
Engines Center
LLC (The), 2024-2
Refinancing Term
Loan, 7.322%,
(TSFR1M+3.000%),
04/07/2028 434,932
0 .4
253,016  Etna French Bidco
SAS, Facility B1
(USD) Loan, 8.777%,
(TSFR3M+4.500%),
12/08/2031 252,383
0 .3
126,034  Etna French Bidco
SAS, Facility B2
USD, 8.777%,
(TSFR3M+4.500%),
12/08/2031 125,719
0 .1
206  Focus Financial
Partners LLC, Tranche
B Incremental Term
Loan, 7.077%,
(TSFR1M+2.750%),
09/15/2031 205
0.0
150,000  Goosehead Insurance
Holdings, LLC, Initial
Term Loan, 7.833%,
(TSFR1M+3.500%),
01/08/2032 150,563
0 .1
221,818  Guardian US Holdco
LLC, Initial Term
Loan, 7.799%,
(TSFR3M+3.500%),
01/31/2030 218,213
0 .2
215,000
(2)
HIG Finance 2 Limited,
2024-2 Refinancing
Term Loans,
04/18/2030 215,907
0 .2
350,453  Hightower Holdings
LLC, Initial Term
Loan, 7.260%,
(TSFR3M+3.000%),
02/03/2032 347,387
0 .3
555,412  Jane Street Group
LLC, Extended
Term Loan, 6.313%,
(TSFR3M+2.000%),
12/15/2031 554,680
0 .6

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Financial: (continued)
291,708  Osaic Holdings Inc.,
Term B4 Loan, 7.827%,
(TSFR1M+3.500%),
08/17/2028 $ 293,062
0 .3
155,000
(2)
Osttra Group Ltd.,
Term Loan (First Lien),
06/30/2032 155,194
0 .2
167,875  Overdrive, Inc.,
New First Lien Term
Loan, 8.579%,
(TSFR1M+4.250%),
12/15/2028 168,950
0 .2
374,063  Starwood Property
Mortgage LLC,
Facility B-4, 6.577%,
(TSFR1M+2.250%),
01/02/2030 374,063
0 .4
78,947  Truist Insurance
Holdings, LLC, Initial
Term Loans (Second
Lien), 9.049%,
(TSFR3M+4.750%),
05/06/2032 79,095
0 .1
7,824,210
7 .8
Food Products : 0 .3%
299,632  BCPE North Star
US Holdco 2 Inc.,
First Lien Initial
Term Loan, 8.441%,
(TSFR1M+4.114%),
06/09/2028 295,231
0 .3
Health Care : 1 .8%
572,776  AthenaHealth Group
Inc., Initial Term
Loan, 7.327%,
(TSFR1M+3.000%),
02/15/2029 571,201
0 .6
466,852  Embecta Corp, Initial
Term Loan, 7.327%,
(TSFR1M+3.000%),
03/30/2029 466,013
0 .5
555,000
(2)
Opal Us LLC, Facility
B2 Loan,
04/23/2032 556,526
0 .5
194,025  Resonetics LLC, 2024
Specified Refinancing
Term Loan, 7.545%,
(TSFR3M+3.250%),
06/18/2031 193,976
0 .2
1,787,716
1 .8
Industrial : 8 .6%
310,000  Alliance Laundry
Systems LLC, Initial
Term B Loans, 7.077%,
(TSFR1M+2.750%),
08/19/2031 310,538
0 .3
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Industrial: (continued)
275,802  Anticimex Inc.,
Facility B6, 7.681%,
(SOFRRATE+3.400%),
11/16/2028 $ 276,879
0 .3
218,900  Azorra Soar TLB
FInance Limited, Initial
Term Loans, 7.799%,
(TSFR3M+3.500%),
10/18/2029 219,721
0 .2
210,000  BCP VI Summit
Holdings LP, Initial
Term Loan, 7.827%,
(TSFR1M+3.500%),
01/30/2032 211,050
0 .2
147,423  Clydesdale Acquisition
Holdings Inc.,
2025 Incremental
Closing Date Term
B Loan, 7.548%,
(TSFR3M+3.250%),
03/29/2032 146,471
0 .1
2,577
(1)
Clydesdale Acquisition
Holdings Inc.,
Delayed Draw Term
Loan, 7.480%,
(TSFR3M+3.250%),
04/01/2032 2,561
0.0
354,113  Crown Equipment
Corporation, Initial
Term B-1, 6.574%,
(TSFR1M+2.250%),
10/10/2031 353,615
0 .3
150,000  Eco Material
Technologies Inc., Initial
Term Loan, 7.467%,
(TSFR6M+3.250%),
02/12/2032 149,719
0 .1
154,225  EMRLD Borrower LP,
Second Amendment
Incremental Term
Loans, 6.799%,
(TSFR3M+2.500%),
08/04/2031 153,695
0 .2
149,625  Frontdoor Inc., 2024
Term Loan B, 6.577%,
(TSFR1M+2.250%),
12/17/2031 151,869
0 .2
195,000  GFL Environmental
Services Inc., Initial
Term Loan, 6.819%,
(TSFR3M+2.500%),
03/03/2032 194,391
0 .2
300,000  Goat Holdco LLC,
Term B Loans, 7.329%,
(TSFR1M+3.000%),
01/27/2032 299,518
0 .3

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Industrial: (continued)
155,000  Igloo Holdings Corp,
Senior Facility B
(USD) Loan, 6.577%,
(TSFR1M+2.250%),
03/17/2032 $ 155,387
0 .2
103,694  Ingram Micro Inc., 2024
Term Loan B, 7.053%,
(TSFR3M+2.750%),
09/22/2031 104,148
0 .1
266,967  Kenan Advantage
Group Inc. (The), Term
Loan B4, 7.577%,
(TSFR1M+3.250%),
01/25/2029 263,797
0 .3
159,797  Lsf11 Trinity Bidco, Inc.,
Term Loan B, 7.323%,
(TSFR1M+3.000%),
06/17/2030 159,697
0 .2
215,000  Lsf12 Crown Us
Commercial Bidco, LLC,
Term Loan, 8.574%,
(TSFR1M+4.250%),
12/02/2031 212,044
0 .2
395,000  Madison Iaq LLC,
2025 Incremental
Term Loan, 7.510%,
(TSFR3M+3.250%),
05/06/2032 395,635
0 .4
143,513  Madison Iaq LLC, Initial
Term Loan, 6.762%,
(TSFR6M+2.500%),
06/21/2028 143,535
0 .1
149,250  Madison Safety & Flow
LLC, 2025 Incremental
Term B, 7.077%,
(TSFR1M+2.750%),
09/26/2031 149,561
0 .1
158,800  MI Windows and Doors
LLC, 2024 Incremental
Term Loans, 7.327%,
(TSFR1M+3.000%),
03/28/2031 158,717
0 .2
220,000  Novelis Holdings
Inc., Initial Term
Loan, 6.292%,
(TSFR3M+2.000%),
02/20/2032 220,859
0 .2
487,692  Pro Mach Group Inc.,
Amendment No.5
Refinancing Tl, 7.072%,
(TSFR1M+2.750%),
08/31/2028 488,675
0 .5
310,000
(2)
Protective Industrial
Products Inc., Initial
Term Loans,
01/17/2032 300,894
0 .3
410,000  Quikrete Holdings
Inc, Tranche B-3
Term Loan, 6.577%,
(TSFR1M+2.250%),
02/10/2032 408,890
0 .4
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Industrial: (continued)
480,000  Red SPV LLC, Initial
Term Loan, 6.575%,
(TSFR1M+2.250%),
03/15/2032 $ 479,400
0 .5
408,830  Service Logic
Acquisition Inc.,
Amendment 8
Refinancing Term
Loan, 7.327%,
(TSFR1M+3.000%),
10/29/2027 409,852
0 .4
212,053  SPX Flow, Inc., 2024
Term Loan B, 7.327%,
(TSFR1M+3.000%),
04/05/2029 212,907
0 .2
325,000  Stonepeak Nile
Parent LLC, Initial
Term Loan, 6.980%,
(TSFR3M+2.750%),
04/09/2032 324,695
0 .3
372,656  Third Coast
Infrastructure
LLC, Initial Term
Loan, 8.577%,
(TSFR1M+4.250%),
09/25/2030 374,054
0 .4
297,750  Titan Acquisition
Limited, Amendment
No. 5 Refinancing
Term Loan, 8.785%,
(TSFR3M+4.500%),
02/15/2029 297,502
0 .3
586,522  TK Elevator Midco
Gmbh, (Usd) Term
Loan B, 7.237%,
(TSFR3M+3.000%),
04/30/2030 588,512
0 .6
25,682  Trident TPI Holdings
Inc., Tranche B-7
Term Loan, 8.049%,
(TSFR3M+3.750%),
09/15/2028 24,895
0.0
333,325  Wilsonart LLC, Initial
Term Loans, 8.549%,
(TSFR3M+4.250%),
08/05/2031 322,908
0 .3
8,666,591
8 .6
Insurance : 1 .0%
1,011,925  Sedgwick Claims
Management
Services Inc, 2024
Term Loan, 7.327%,
(TSFR1M+3.000%),
07/31/2031 1,014,877
1 .0

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Lodging & Casinos : 0 .6%
385,004  Fertitta Entertainment
LLC, Initial B Term
Loan, 7.827%,
(TSFR1M+3.500%),
01/29/2029 $ 383,247
0 .4
216,472  Flynn Restaurant
Group LP, 2021 New
Term Loan, 8.686%,
(TSFR1M+4.364%),
12/01/2028 216,743
0 .2
599,990
0 .6
Radio & Television : 0 .1%
102,155  DirectV Financing
LLC, Closing Date
Term Loan, 9.541%,
(TSFR3M+5.262%),
08/02/2027 102,761
0 .1
Technology : 10 .1%
225,000  Altar Bidco Inc,
Second Lien Initial
Term Loan, 9.747%,
(TSFR12M+5.600%),
02/01/2030 212,625
0 .2
120,000  Applied Systems Inc.,
Initial Term Loan (2024)
(Second Lien), 8.799%,
(TSFR3M+4.500%),
02/23/2032 123,244
0 .1
496,256  Applied Systems
Inc., Tranche B-1
Term Loan, 6.799%,
(TSFR3M+2.500%),
02/24/2031 498,583
0 .5
372,625  Ascend Learning LLC,
Amendment No 5
Term Loan, 7.327%,
(TSFR1M+3.000%),
12/11/2028 371,507
0 .4
255,000  Asurion LLC,
Second Lien Term
Loan B3, 9.691%,
(TSFR1M+5.364%),
01/31/2028 247,095
0 .2
270,000  BCPE Pequod
Buyer Inc., Initial
Term Loan, 7.577%,
(TSFR1M+3.250%),
11/25/2031 271,097
0 .3
150,000  Clearwater Analytics
LLC, Initial Term
Loans, 6.519%,
(TSFR3M+2.250%),
04/21/2032 149,531
0 .1
2  Cloud Software Group
Inc., Initial Dollar Term
B Facility, 7.799%,
(TSFR3M+3.500%),
03/30/2029 2
0.0
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Technology: (continued)
400,373  Connectwise,
LLC, Initial Term
Loan, 8.061%,
(TSFR3M+3.762%),
09/29/2028 $ 401,775
0 .4
384,038  Dragon Buyer, Inc.,
Term Loan, 7.299%,
(TSFR3M+3.000%),
09/30/2031 385,958
0 .4
280,196  ECI Macola / Max
Holding LLC, Term
Loan, 7.549%,
(TSFR3M+3.250%),
05/09/2030 281,001
0 .3
569,309  Epicor Software
Corporation, Term
F Loans, 7.077%,
(TSFR1M+2.750%),
05/30/2031 571,221
0 .6
203,975  Fortress Intermediate
3 Inc., Initial Term
Loan, 7.577%,
(TSFR1M+3.250%),
06/27/2031 202,700
0 .2
199,479  Gainwell Acquisition
Corp, Term B
Loan, 8.399%,
(TSFR3M+4.100%),
10/01/2027 191,583
0 .2
578,550  Genesys Cloud
Services Holdings II
LLC (f/k/a Greeneden
US Holdings II LLC),
2025 Dollar Term
Loans, 6.827%,
(TSFR1M+2.500%),
01/30/2032 577,321
0 .6
240,000  Icon Parent I Inc., Initial
Term Loan, 7.205%,
(TSFR6M+3.000%),
11/13/2031 239,940
0 .2
393,888  Indy Us Bidco, LLC,
Eleventh Amendment
Term Loan, 7.827%,
(TSFR1M+3.500%),
03/06/2028 394,872
0 .4
150,000  Kaseya Inc., Initial
Term Loan, 9.322%,
(TSFR1M+5.000%),
03/05/2033 150,094
0 .1
275,000  Kaseya Inc., Term
Loan, 7.577%,
(TSFR1M+3.250%),
03/20/2032 275,309
0 .3
380,000  Leia FInc.o US
LLC, Initial Term
Loan, 7.458%,
(TSFR3M+3.250%),
10/09/2031 380,653
0 .4

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Technology: (continued)
184,538  Minerals Technologies
Inc., Term Loan
B, 6.329%,
(TSFR1M+2.000%),
11/26/2031 $ 185,114
0 .2
360,000  Neon Maple Purchaser
Inc., Tranche B-1
Term Loan, 7.327%,
(TSFR1M+3.000%),
11/17/2031 359,850
0 .4
378,823  PointClickCare
Technologies Inc., 2024-
1 Term Loan, 7.549%,
(TSFR3M+3.250%),
11/03/2031 378,941
0 .4
339,252  Project Boost Purchaser
LLC, 1L Intial Term
Loan, 7.299%,
(TSFR3M+3.000%),
07/16/2031 339,129
0 .3
228,278  Project Ruby
Ultimate Parent Corp,
Incremental Term
B4 Loan, 7.441%,
(TSFR1M+3.114%),
03/10/2028 228,889
0 .2
494,096  RealPage Inc., First
Lien Initial Term
Loan, 7.561%,
(TSFR3M+3.262%),
04/24/2028 490,823
0 .5
326,700  Rocket Software Inc.,
Term Loan, 8.577%,
(TSFR1M+4.250%),
11/28/2028 327,619
0 .3
360,000  Sandisk Corporation,
Term B Loan, 7.321%,
(TSFR3M+3.000%),
02/20/2032 356,850
0 .3
261,709  Skillsoft Finance
II Inc., Initial Term
Loan, 9.693%,
(TSFR1M+5.364%),
07/14/2028 233,739
0 .2
354,113  Skopima Consilio
Parent LLC (FKA
GI Consilio),
Amendment No. 5
Term Loans, 8.077%,
(TSFR1M+3.750%),
05/12/2028 353,080
0 .3
369,032  Sophos Holdings,
LLC, Dollar Tranche
Term Loan, 7.943%,
(TSFR1M+3.614%),
03/05/2027 370,608
0 .4
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Technology: (continued)
277,207  The Knot Worldwide
Inc., Amendment No
5 term Loan, 8.077%,
(TSFR1M+3.750%),
01/31/2028 $ 275,821
0 .3
418,947  World Wide Technology
Holding Co LLC,
2024-2 Refinancing
Term Loans, 6.575%,
(TSFR1M+2.250%),
03/01/2030 418,947
0 .4
10,245,521
10 .1
Telecommunications : 0 .2%
200,000  Zayo Group Holdings
Inc., Initial Dollar
Term Loan, 7.441%,
(TSFR1M+3.114%),
03/09/2027 191,200
0 .2
Utilities : 0 .8%
175,000  AL GCX Holdings
LLC, Initial Term
Loan B, 6.342%,
(TSFR1M+2.000%),
01/30/2032 175,000
0 .2
357,530  Discovery Energy
Holding Corporation,
Initial Dollar Term
Loan, 8.049%,
(TSFR3M+3.750%),
05/01/2031 356,636
0 .3
313,425  Lightning Power,
LLC, Initial Term
B Loan, 6.549%,
(TSFR3M+2.250%),
08/18/2031 314,306
0 .3
845,942
0 .8
Total Senior Loans
(Cost $61,345,251)
61,343,429
60 .8
CORPORATE BONDS/NOTES : 60 .3%
Basic Materials : 5 .0%
370,000
(3)
Avient Corp., 6.250%,
11/01/2031 370,811
0 .4
330,000
(3)
Capstone Copper Corp.,
6.750%,
03/31/2033 330,220
0 .3
390,000
(3)
Cleveland-Cliffs, Inc.,
4.625%,
03/01/2029 348,993
0 .3
75,000
(3)
Cleveland-Cliffs, Inc.,
6.875%,
11/01/2029 69,795
0 .1
250,000
(3)
Constellium SE,
5.625%,
06/15/2028 245,691
0 .2
425,000
(3)
Hudbay Minerals, Inc.,
4.500%,
04/01/2026 421,539
0 .4
153,750
(3)
Innophos Holdings, Inc.,
11.500%,
06/15/2029 155,077
0 .2
330,000
(3)
Mativ Holdings, Inc.,
8.000%,
10/01/2029 281,945
0 .3

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
330,000
(3)
New Gold, Inc., 6.875%,
04/01/2032 $ 337,386
0 .3
330,000
(3)
NOVA Chemicals Corp.,
7.000%,
12/01/2031 345,342
0 .3
475,000
(3)
Novelis Corp., 4.750%,
01/30/2030 453,031
0 .4
275,000
(3)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 252,558
0 .3
445,000  Olin Corp., 5.625%,
08/01/2029 435,893
0 .4
400,000
(3)
Olympus Water US
Holding Corp., 4.250%,
10/01/2028 377,323
0 .4
200,000
(3)
SNF Group SACA,
3.375%,
03/15/2030 182,852
0 .2
200,000
(3)
SPCM SA, 3.125%,
03/15/2027 192,194
0 .2
330,000
(3)
Tronox, Inc., 4.625%,
03/15/2029 276,244
0 .3
5,076,894
5 .0
Communications : 7 .4%
250,000
(3)
Altice Financing SA,
5.750%,
08/15/2029 191,292
0 .2
180,000
(3)
Arches Buyer, Inc.,
6.125%,
12/01/2028 164,720
0 .2
400,000
(3)
Cablevision Lightpath
LLC, 5.625%,
09/15/2028 386,671
0 .4
1,000,000
(3)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.750%,
03/01/2030 955,244
1 .0
330,000
(3)
CommScope, Inc.,
4.750%,
09/01/2029 316,398
0 .3
350,000
(3)
Connect Finco Sarl /
Connect US Finco LLC,
9.000%,
09/15/2029 334,026
0 .3
580,000
(3)
CSC Holdings LLC,
5.500%,
04/15/2027 549,816
0 .6
525,000
(3)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 517,140
0 .5
330,000  EchoStar Corp.,
10.750%,
11/30/2029 331,840
0 .3
350,000  Lamar Media Corp.,
4.000%,
02/15/2030 330,179
0 .3
115,000
(3)
Level 3 Financing, Inc.,
10.500%,
05/15/2030 126,069
0 .1
325,000
(3)
Match Group Holdings
II LLC, 5.625%,
02/15/2029 323,067
0 .3
345,000
(3)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 4.625%,
03/15/2030 323,976
0 .3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
600,000
(3)
Sinclair Television
Group, Inc., 8.125%,
02/15/2033 $ 600,822
0 .6
475,000
(3)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 470,381
0 .5
345,000
(3)
Stagwell Global LLC,
5.625%,
08/15/2029 324,672
0 .3
625,000
(3)
Univision
Communications, Inc.,
6.625%,
06/01/2027 625,401
0 .6
275,000
(3)
Windstream Escrow
LLC / Windstream
Escrow Finance Corp.,
8.250%,
10/01/2031 286,406
0 .3
330,000
(3)
Zayo Group Holdings,
Inc., 6.125%,
03/01/2028 284,871
0 .3
7,442,991
7 .4
Consumer, Cyclical : 10 .6%
100,000
(3)
1011778 BC ULC /
New Red Finance, Inc.,
4.000%,
10/15/2030 92,085
0 .1
250,000
(3)
1011778 BC ULC /
New Red Finance, Inc.,
6.125%,
06/15/2029 255,195
0 .3
375,000
(3)
Allison Transmission,
Inc., 5.875%,
06/01/2029 376,751
0 .4
231,667
(3)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 231,416
0 .2
400,000  Asbury Automotive
Group, Inc., 4.500%,
03/01/2028 389,996
0 .4
215,000
(3)
Caesars Entertainment,
Inc., 4.625%,
10/15/2029 200,948
0 .2
250,000
(3)
Caesars Entertainment,
Inc., 6.500%,
02/15/2032 252,168
0 .2
400,000
(3)
Carnival Corp., 4.000%,
08/01/2028 386,750
0 .4
150,000
(3)
CCM Merger, Inc.,
6.375%,
05/01/2026 150,151
0 .1
200,000
(3)
CD&R Smokey Buyer,
Inc. / Radio Systems
Corp., 9.500%,
10/15/2029 166,250
0 .2
135,000
(3)
Dream Finders
Homes, Inc., 8.250%,
08/15/2028 139,067
0 .1
300,000
(3)
eG Global Finance PLC,
12.000%,
11/30/2028 331,239
0 .3
300,000
(3)
Gap, Inc., 3.625%,
10/01/2029 274,318
0 .3
350,000
(3)
Group 1 Automotive,
Inc., 6.375%,
01/15/2030 357,093
0 .4

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
330,000
(3)
Hilton Domestic
Operating Co., Inc.,
5.875%,
03/15/2033 $ 332,460
0 .3
300,000
(3)
Installed Building
Products, Inc., 5.750%,
02/01/2028 299,100
0 .3
365,000
(3)
Interface, Inc., 5.500%,
12/01/2028 360,368
0 .4
600,000
(3)
International Game
Technology PLC,
6.250%,
01/15/2027 606,840
0 .6
375,000
(3)
Lithia Motors, Inc.,
4.375%,
01/15/2031 351,717
0 .3
325,000  M/I Homes, Inc.,
4.950%,
02/01/2028 320,876
0 .3
325,000
(3)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 301,550
0 .3
180,000  MGM Resorts
International, 4.625%,
09/01/2026 179,357
0 .2
145,000  MGM Resorts
International, 6.500%,
04/15/2032 144,808
0 .1
340,000  Murphy Oil USA, Inc.,
4.750%,
09/15/2029 329,549
0 .3
330,000
(3)
NCL Corp. Ltd.,
6.750%,
02/01/2032 330,268
0 .3
160,000
(3)
Raising Cane's
Restaurants LLC,
9.375%,
05/01/2029 169,994
0 .2
415,000
(3)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 415,636
0 .4
325,000  Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 330,529
0 .3
275,000
(3)
Station Casinos LLC,
4.500%,
02/15/2028 266,881
0 .3
365,000
(3)
Taylor Morrison
Communities, Inc.,
5.750%,
01/15/2028 367,387
0 .4
400,000
(3)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 377,153
0 .4
280,000
(3)
Victoria's Secret & Co.,
4.625%,
07/15/2029 255,532
0 .3
225,000
(3)
Viking Cruises Ltd.,
5.875%,
09/15/2027 225,028
0 .2
330,000
(3)
William Carter Co.,
5.625%,
03/15/2027 328,026
0 .3
475,000
(3)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 473,151
0 .5
330,000
(3)
ZF North America
Capital, Inc., 6.875%,
04/14/2028 327,337
0 .3
10,696,974
10 .6
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical : 11 .0%
335,000
(3)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 $ 330,652
0 .3
180,000
(3)
AHP Health Partners,
Inc., 5.750%,
07/15/2029 172,584
0 .2
675,000
(3)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.875%,
02/15/2028 674,898
0 .7
245,000
(3)
Alta Equipment
Group, Inc., 9.000%,
06/01/2029 214,279
0 .2
275,000
(3)
APi Group DE, Inc.,
4.750%,
10/15/2029 267,985
0 .3
400,000
(3)
Belron UK Finance
PLC, 5.750%,
10/15/2029 401,748
0 .4
110,000
(3)
Brink's Co., 6.500%,
06/15/2029 112,313
0 .1
210,000
(3)
Brink's Co., 6.750%,
06/15/2032 215,599
0 .2
400,000
(3)
Cheplapharm
Arzneimittel GmbH,
5.500%,
01/15/2028 381,407
0 .4
175,000
(3)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 157,745
0 .2
450,000
(3)
Cimpress PLC, 7.375%,
09/15/2032 420,016
0 .4
315,000
(3)
CPI CG, Inc., 10.000%,
07/15/2029 333,900
0 .3
410,000
(3)
DaVita, Inc., 4.625%,
06/01/2030 383,377
0 .4
330,000
(3)
Embecta Corp.,
5.000%,
02/15/2030 293,800
0 .3
345,000  Encompass Health
Corp., 4.750%,
02/01/2030 336,622
0 .3
125,000
(3)
Fiesta Purchaser, Inc.,
9.625%,
09/15/2032 131,078
0 .1
275,000
(3)
Graham Holdings Co.,
5.750%,
06/01/2026 274,888
0 .3
260,000
(3)
Grifols SA, 4.750%,
10/15/2028 247,506
0 .2
400,000
(3)
Jazz Securities DAC,
4.375%,
01/15/2029 383,805
0 .4
150,000
(3)
LifePoint Health, Inc.,
10.000%,
06/01/2032 157,099
0 .2
275,000
(3)
Medline Borrower L.P.,
3.875%,
04/01/2029 259,389
0 .3
195,000
(3)
Medline Borrower L.P.,
5.250%,
10/01/2029 190,715
0 .2
195,000
(3)
NESCO Holdings
II, Inc., 5.500%,
04/15/2029 183,873
0 .2

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
400,000
(3)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 $ 336,386
0 .3
350,000  Perrigo Finance
Unlimited Co. USD,
6.125%,
09/30/2032 349,650
0 .3
175,000
(3)
Post Holdings, Inc.,
5.500%,
12/15/2029 173,016
0 .2
170,000
(3)
Post Holdings, Inc.,
6.250%,
10/15/2034 168,348
0 .2
95,000
(3)
Post Holdings, Inc.,
6.375%,
03/01/2033 94,543
0 .1
365,000
(3)
Primo Water Holdings,
Inc. / Triton Water
Holdings, Inc., 4.375%,
04/30/2029 350,681
0 .3
360,000
(3)
Select Medical Corp.,
6.250%,
12/01/2032 357,095
0 .4
330,000  Service Corp.
International, 5.750%,
10/15/2032 328,346
0 .3
360,000
(3)
Simmons Foods, Inc./
Simmons Prepared
Foods,, Inc. ./
Simmons Pet Food,,
Inc../Simmons Feed,
4.625%,
03/01/2029 335,872
0 .3
150,000
(3)
Surgery Center
Holdings, Inc., 7.250%,
04/15/2032 149,898
0 .1
220,000
(3)
Teleflex, Inc., 4.250%,
06/01/2028 212,625
0 .2
500,000  Tenet Healthcare Corp.,
4.625%,
06/15/2028 490,601
0 .5
300,000
(3)
United Natural
Foods, Inc., 6.750%,
10/15/2028 298,338
0 .3
325,000  United Rentals North
America, Inc., 5.250%,
01/15/2030 323,223
0 .3
270,000
(3)
US Foods, Inc., 5.750%,
04/15/2033 265,923
0 .3
330,000
(3)
Williams Scotsman,
Inc., 6.625%,
04/15/2030 338,491
0 .3
11,098,314
11 .0
Energy : 7 .1%
425,000
(3)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 424,896
0 .4
425,000
(3)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 424,618
0 .4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
325,000
(3)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 $ 324,056
0 .3
315,000
(3)
Baytex Energy Corp.,
8.500%,
04/30/2030 305,522
0 .3
325,000
(3)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 306,670
0 .3
385,000
(3)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 387,898
0 .4
445,000
(3)
DT Midstream, Inc.,
4.125%,
06/15/2029 424,141
0 .4
300,000
(3)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 305,617
0 .3
320,000
(3)
Encino Acquisition
Partners Holdings LLC,
8.500%,
05/01/2028 328,438
0 .3
288,000
(3)
Enerflex Ltd., 9.000%,
10/15/2027 296,909
0 .3
380,000
(3)
Global Partners L.P.
/ GLP Finance Corp.,
8.250%,
01/15/2032 395,332
0 .4
340,000
(3)
Howard Midstream
Energy Partners LLC,
7.375%,
07/15/2032 352,124
0 .4
350,000
(3)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 348,167
0 .3
310,000
(3)
Kodiak Gas Services
LLC, 7.250%,
02/15/2029 317,898
0 .3
290,000
(3)
Moss Creek Resources
Holdings, Inc., 8.250%,
09/01/2031 279,828
0 .3
325,000
(3)
Northriver Midstream
Finance L.P., 6.750%,
07/15/2032 328,239
0 .3
110,000
(3)
Permian Resources
Operating LLC, 6.250%,
02/01/2033 108,626
0 .1
300,000
(3)
Summit Midstream
Holdings LLC, 8.625%,
10/31/2029 300,898
0 .3
390,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
05/15/2029 373,903
0 .4
86,625
(3)
Transocean Poseidon
Ltd., 6.875%,
02/01/2027 87,246
0 .1
225,000
(3)
Venture Global
LNG, Inc., 7.000%,
01/15/2030 224,187
0 .2
540,000
(3)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 553,033
0 .6
7,198,246
7 .1

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial : 7 .6%
400,000
(3)
Acrisure LLC / Acrisure
Finance, Inc., 6.000%,
08/01/2029 $ 387,520
0 .4
150,000
(3)
Acrisure LLC / Acrisure
Finance, Inc., 7.500%,
11/06/2030 154,882
0 .2
300,000
(3)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.500%,
10/01/2031 302,777
0 .3
225,000
(3)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 7.375%,
10/01/2032 231,555
0 .2
140,000
(3)
Aretec Escrow
Issuer, Inc., 7.500%,
04/01/2029 139,996
0 .2
195,000
(3)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 192,149
0 .2
200,000
(3)
Burford Capital Global
Finance LLC, 6.250%,
04/15/2028 199,205
0 .2
325,000
(3)
CI Financial Corp.,
7.500%,
05/30/2029 340,971
0 .3
400,000
(3)
Focus Financial
Partners LLC, 6.750%,
09/15/2031 404,932
0 .4
265,000
(3)
Freedom Mortgage
Corp., 7.625%,
05/01/2026 264,758
0 .3
120,000
(3)
Freedom Mortgage
Holdings LLC, 9.125%,
05/15/2031 122,527
0 .1
330,000
(3)
Icahn Enterprises L.P.
/ Icahn Enterprises
Finance Corp.,
10.000%,
11/15/2029 322,094
0 .3
330,000
(3)
Iron Mountain, Inc.,
5.250%,
07/15/2030 322,239
0 .3
420,000
(3)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.250%,
02/01/2027 411,164
0 .4
400,000
(3)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 389,240
0 .4
400,000  MPT Operating
Partnership L.P. / MPT
Finance Corp., 5.000%,
10/15/2027 349,920
0 .4
425,000
(3)
Nationstar Mortgage
Holdings, Inc., 5.500%,
08/15/2028 424,393
0 .4
575,000  Navient Corp., 5.000%,
03/15/2027 569,513
0 .6
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
525,000  OneMain Finance
Corp., 3.500%,
01/15/2027 $ 509,018
0 .5
320,000
(3)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
7.000%,
02/01/2030 322,590
0 .3
330,000
(3)
PennyMac Financial
Services, Inc., 6.875%,
02/15/2033 332,185
0 .3
295,000
(3)
PHH Escrow Issuer
LLC/PHH Corp.,
9.875%,
11/01/2029 289,944
0 .3
370,000
(3)
PRA Group, Inc.,
5.000%,
10/01/2029 332,293
0 .3
300,000
(3)
VFH Parent LLC / Valor
Co-Issuer, Inc., 7.500%,
06/15/2031 313,019
0 .3
7,628,884
7 .6
Industrial : 7 .8%
315,000
(3)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 323,028
0 .3
220,000
(3)
Amsted Industries, Inc.,
6.375%,
03/15/2033 223,475
0 .2
335,000
(3)
Arcosa, Inc., 6.875%,
08/15/2032 343,748
0 .3
200,000
(3)
Ardagh Metal
Packaging Finance
USA LLC / Ardagh
Metal Packaging
Finance PLC, 4.000%,
09/01/2029 177,648
0 .2
55,000
(3)
Bombardier, Inc.,
7.250%,
07/01/2031 56,788
0 .1
89,000
(3)
Bombardier, Inc.,
7.875%,
04/15/2027 89,465
0 .1
350,000
(3)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 344,997
0 .3
225,000
(3)
Clean Harbors, Inc.,
5.125%,
07/15/2029 221,262
0 .2
330,000
(3)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 333,750
0 .3
327,000
(3)
Fortress Transportation
and Infrastructure
Investors LLC, 5.875%,
04/15/2033 315,991
0 .3
385,000
(3)
GFL Environmental,
Inc., 4.000%,
08/01/2028 370,406
0 .4
275,000
(3)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 268,635
0 .3
300,000
(3)
Graham Packaging
Co., Inc., 7.125%,
08/15/2028 294,810
0 .3

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
390,000
(3)
Imola Merger Corp.,
4.750%,
05/15/2029 $ 373,938
0 .4
250,000
(3)
Intelligent Packaging
Ltd. Finco, Inc. /
Intelligent Packaging
Ltd. Co-Issuer LLC,
6.000%,
09/15/2028 250,546
0 .3
280,000
(3)
Oscar AcquisitionCo
LLC / Oscar Finance,
Inc., 9.500%,
04/15/2030 224,818
0 .2
340,000
(3)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 341,006
0 .3
330,000  Park-Ohio Industries,
Inc., 6.625%,
04/15/2027 320,402
0 .3
330,000
(3)
Quikrete Holdings, Inc.,
6.375%,
03/01/2032 335,571
0 .3
375,000
(3)
Sealed Air Corp.,
4.000%,
12/01/2027 363,973
0 .4
420,000
(3)
Sensata Technologies
BV, 4.000%,
04/15/2029 394,675
0 .4
250,000
(3)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 256,943
0 .3
350,000
(3)
Standard Industries,
Inc., 4.750%,
01/15/2028 343,898
0 .3
300,000
(3)
Terex Corp., 6.250%,
10/15/2032 295,257
0 .3
330,000
(3)
Waste Pro USA, Inc.,
7.000%,
02/01/2033 339,184
0 .3
275,000
(3)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 264,545
0 .3
475,000
(3)
Wilsonart LLC,
11.000%,
08/15/2032 418,382
0 .4
7,887,141
7 .8
Technology : 1 .5%
325,000
(3)
Amentum Escrow Corp.,
7.250%,
08/01/2032 331,807
0 .3
325,000
(3)
Entegris Escrow Corp.,
5.950%,
06/15/2030 325,492
0 .3
495,000
(3)
Open Text Holdings,
Inc., 4.125%,
02/15/2030 462,637
0 .5
180,000
(3)
Rocket Software, Inc.,
6.500%,
02/15/2029 174,940
0 .2
195,000
(3)
UKG, Inc., 6.875%,
02/01/2031 201,057
0 .2
1,495,933
1 .5
Utilities : 2 .3%
275,000
(3)
Alpha Generation LLC,
6.750%,
10/15/2032 280,612
0 .3
645,000
(3)
Calpine Corp., 5.125%,
03/15/2028 639,797
0 .6
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
325,000
(3)
Lightning Power LLC,
7.250%,
08/15/2032 $ 340,951
0 .3
175,000
(3)
NRG Energy, Inc.,
6.000%,
02/01/2033 173,540
0 .2
195,000
(3)
NRG Energy, Inc.,
6.250%,
11/01/2034 195,226
0 .2
400,000
(3)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 399,985
0 .4
305,000
(3)
Vistra Operations
Co. LLC, 6.875%,
04/15/2032 317,495
0 .3
2,347,606
2 .3
Total Corporate Bonds/
Notes
(Cost $60,722,691)
60,872,983
60 .3
ASSET-BACKED SECURITIES : 5 .0%
Other Asset-Backed Securities : 5 .0%
500,000
(3)(4)
Ares LXXIV CLO Ltd.
2024-74A E, 10.809%,
(TSFR3M + 6.000%),
10/15/2036 509,132
0 .5
500,000
(3)(4)
Bain Capital Credit
Clo Ltd. 2024-5A E,
10.759%, (TSFR3M +
6.150%),
10/21/2037 510,860
0 .5
500,000
(3)(4)
Benefit Street Partners
CLO XXVII Ltd. 2022-
27A ER, 10.419%,
(TSFR3M + 6.150%),
10/20/2037 509,994
0 .5
350,000
(3)(4)
Carlyle US CLO Ltd.
2024-3A E, 10.682%,
(TSFR3M + 6.400%),
07/25/2036 356,290
0 .4
250,000
(3)(4)
Carlyle US CLO Ltd.
2024-7A E, 9.889%,
(TSFR3M + 5.500%),
01/15/2037 253,706
0 .3
500,000
(3)(4)
Elmwood CLO 33
Ltd. 2024-9RA ER,
10.973%, (TSFR3M +
5.850%),
10/21/2037 501,148
0 .5
500,000
(3)(4)
Harmony-Peace Park
CLO Ltd. 2024-1A E,
10.248%, (TSFR3M +
5.700%),
10/20/2037 505,603
0 .5
450,000
(3)(4)
Neuberger Berman
Loan Advisers Clo 44
Ltd. 2021-44A DR,
6.911%, (TSFR3M +
2.650%),
10/16/2035 450,842
0 .4
250,000
(3)(4)
Octagon 71 Ltd.
2024-1A D1, 7.919%,
(TSFR3M + 3.650%),
04/18/2037 250,800
0 .2

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
250,000
(3)(4)
Octagon 71 Ltd.
2024-1A E, 11.019%,
(TSFR3M + 6.750%),
04/18/2037 $ 253,258
0 .2
250,000
(3)(4)
Sixth Street CLO XXIV
Ltd. 2024-24A D,
7.879%, (TSFR3M +
3.600%),
04/23/2037 252,362
0 .2
250,000
(3)(4)
Sixth Street CLO XXIV
Ltd. 2024-24A E,
10.929%, (TSFR3M +
6.650%),
04/23/2037 254,578
0 .3
500,000
(3)(4)
Symphony CLO 44 Ltd.
2024-44A E, 10.392%,
(TSFR3M + 6.150%),
07/14/2037 509,863
0 .5
5,118,436
5 .0
Total Asset-Backed
Securities
(Cost $5,046,303)
5,118,436
5 .0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 0 .1%
Business Equipment & Services : 0.0%
13,045
(5)
Yak Access LLC Series
A
26,091
0.0
1,333
(5)
Yak Access LLC Series
B
2,666
0.0
28,757
0.0
Communication Services : 0.0%
11,088
(6)
Cumulus Media, Inc. —
Class A
1,608
0.0
Consumer Discretionary : 0 .1%
135,911
(5)(6)
24 Hour Fitness
Worldwide, Inc.
951
0.0
42,856
(5)(6)
Anchor Hocking
Holdings
429
0.0
169
(5)(6)
Travelport Tech Ltd.
56,556
0 .1
57,936
0 .1
Consumer Staples : 0.0%
1,977,733
(5)(6)
Save-A-Lot, Inc./Moran
Foods
—
0.0
Total Common Stock
(Cost $1,153,034)
88,301
0 .1
Shares Value
Percentage
of Net
Assets
PREFERRED STOCK : 0.0%
Consumer Discretionary : 0.0%
181,068
(5)(6)
24 Hour Fitness
Worldwide, Inc.
$ 1,267
0.0
Total Preferred Stock
(Cost $217,454)
1,267
0.0
Total Long-Term
Investments
(Cost $128,484,733)
127,424,416
126 .2
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0 .2%
Mutual Funds : 0 .2%
187,517
(7)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.210%
(Cost $187,517) $ 187,517 0 .2
Total Short-Term
Investments
(Cost $187,517)
187,517
0 .2
Total Investments in
Securities
(Cost $128,672,250) $ 127,611,933 126 .4
Liabilities in Excess of
Other Assets
(26,677,565) ( 26 .4 )
Net Assets $ 100,934,368 100 .0
*
Senior Loans, while exempt from registration under the Securities
Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Secured Overnight Financing Rate ("SOFR") and other short-
term rates.
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
All or a portion of this holding is subject to unfunded loan commitments.
(2)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
Variable rate security. Rate shown is the rate in effect as of May
31, 2025.
(5)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(6)
Non-income producing security.
(7)
Rate shown is the 7-day yield as of May 31, 2025.

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Reference Rate Abbreviations:
SOFRRATE 1-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR2M 2-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
TSFR6M 6-month CME Term Secured Overnight Financing Rate
TSFR12M 12-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
May 31, 2025
Asset Table
Investments, at fair value
Common Stock
Business Equipment & Services $ — $ — $ 28,757 $ 28,757
Communication Services 1,608 — — 1,608
Consumer Discretionary — — 57,936 57,936
Consumer Staples — — — —
Total Common Stock 1,608 — 86,693 88,301
Senior Loans — 61,343,429 — 61,343,429
Corporate Bonds/Notes — 60,872,983 — 60,872,983
Asset-Backed Securities — 5,118,436 — 5,118,436
Preferred Stock — — 1,267 1,267
Short-Term Investments 187,517 — — 187,517
Total Investments, at fair value $ 189,125 $ 127,334,848 $ 87,960 $ 127,611,933
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 1,326,289
Gross Unrealized Depreciation (2,386,606)
Net Unrealized Depreciation $ (1,060,317)